Warrants	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Warrants Abstract
Warrants

Note 14 - Warrants:

A summary of the Company’s warrant activities is as follows:

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding - July 31, 2019	15,399,681	$2.53	0.40	$4,500,000
Issued	62,857	3.50	5.01	—
Forfeited	(57,143)	3.50	—	—
Outstanding - October 31, 2019	15,405,395	$2.52	0.18	$—

During the three months ended October 31, 2019, the Company issued 62,857 to investors of convertible notes and 57,143 warrants were forfeited upon settlement of a note. All the warrants issued vested immediately upon issuance. Additionally, 84,000 warrants are to be issued to AEXG in connection with an arbitrator’s award (Note 4).

Note 15 - Warrants:

A summary of the Company’s warrant activities is as follows:

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding – August 1, 2018	-	$-	-	$-
	-	-
Outstanding - July 31, 2018	-	$-	-	-
Issued	15,399,681	2.53	1.06	4,500,000
Outstanding - July 31, 2019	15,399,681	$2.53	0.40	$4,500,000

For the year ended July 31, 2019, the Company issued 15,399,681 warrants which consisted of 399,681 issued to investors of convertible notes and 15,000,000 issued to a former shareholder of NGDx upon acquisition of the remaining 49% interest of the entity (Note 9). All the warrants issued vested immediately upon issuance. Additionally, 84,000 warrants are to be issued to AEXG in connection with an arbitrator’s award (Note 4).